Warrant Derivative - Reconciliation of Change in Fair Value of Warrant Derivative (Details) - CAD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Warrant Derivative $
Issued, beginning balance		$ 3,617,570	$ 3,617,570	$ 3,617,900
Change in fair value		3,491,928	(12,608,808)	0
Foreign exchange impact		(9,391)	(23,482)
Issued, ending balance	$ 3,617,570	$ 3,617,570	$ 3,617,570	$ 3,617,570
Warrants
Number of Warrants Outstanding
Issued, beginning balance (shares)	4,619,773	1,684,126
Exercised (shares)		(1,418,369)	(2,935,647)
Issued, ending balance (shares)	1,684,126	265,757	1,684,126
Fair Value of Warrant Derivative $
Issued, beginning balance	$ 1,657,214	$ 8,508,764
Exercised		(4,636,317)	$ (5,687,003)
Change in fair value	12,608,808	(3,491,928)
Foreign exchange impact	(70,255)	150,709
Issued, ending balance	$ 8,508,764	$ 531,228	$ 8,508,764